Disclosure - Stock-based Compensation Plans and Awards (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of warrants/options Outstanding, Beginning	819,239	94,436
Number of options Outstanding, Granted	66,932	819,239
Number of options Outstanding, Cancelled/Forfeited		(80,121)
Number of warrants/options Outstanding, Ending	388,623	819,239	94,436
Number of options Outstanding, Exercisable	(497,548)	(14,315)
Weighted-Average Exercise Price, Granted	$ 10.74	$ 24.82
Stock Options [Member]
Number of warrants/options Outstanding, Beginning	281,808
Number of options Outstanding, Granted	46,938
Number of options Outstanding, Cancelled/Forfeited	(33,152)
Number of options Outstanding, Exercised	(3,882)
Number of warrants/options Outstanding, Ending	291,712	281,808
Number of options Outstanding, Exercisable	147,861
Weighted-Average Exercise Price, Beginning	$ 9.02
Weighted-Average Exercise Price, Granted	8.19
Weighted-Average Exercise Price, Cancelled/Forfeited	11.57
Weighted-Average Exercise Price, Exercised	0.57
Weighted-Average Exercise Price, Ending	8.71	$ 9.02
Weighted-Average Exercise Price, Exercisable	$ 6.88
Weighted-Average Remaining Contractual Term, Beginning	7 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Ending	6 years 8 months 12 days
Stock Options [Member]
Number of warrants/options Outstanding, Beginning	281,808	103,068	96,290
Number of options Outstanding, Granted		204,480	9,767
Number of options Outstanding, Cancelled/Forfeited		(25,005)	(2,205)
Number of options Outstanding, Exercised		(735)
Number of options Outstanding, Repurchased			(784)
Number of warrants/options Outstanding, Ending		281,808	103,068	96,290
Number of options Outstanding, Exercisable		89,687	68,201
Weighted-Average Exercise Price, Beginning	$ 9.02	$ 2.04	$ 2.21
Weighted-Average Exercise Price, Granted		13	2.02
Weighted-Average Exercise Price, Cancelled/Forfeited		13	0.52
Weighted-Average Exercise Price, Exercised		0.52
Weighted-Average Exercise Price, Repurchased			4.61
Weighted-Average Exercise Price, Ending		9.02	2.04	$ 2.21
Weighted-Average Exercise Price, Exercisable		$ 3.6	$ 2.62
Weighted-Average Remaining Contractual Term, Beginning		7 years 8 months 12 days	6 years	6 years 3 months 18 days